Document and Entity Information	Dec. 15, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 15, 2017
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Dec. 15, 2017
Document Effective Date	Dec. 15, 2017
Prospectus Date	Aug. 30, 2017
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class I
Prospectus:
Trading Symbol	ALGRX
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class A
Prospectus:
Trading Symbol	ALAFX
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class C
Prospectus:
Trading Symbol	ALCFX
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class Z
Prospectus:
Trading Symbol	ALZFX
Alger Capital Appreciation Focus Fund | Class T
Prospectus:
Trading Symbol	ALGTX
Alger Capital Appreciation Focus Fund | Class Y
Prospectus:
Trading Symbol	ALGYX